Goodwill - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment charge	$ 0
Cost to sell
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Significant unobservable input		0.05